Subsequent Event (Details) - Nonadjusting Events [Member]	Mar. 30, 2026
Inversiones ASPI S.A. [Member]
Subsequent Event [Line Items]
Ownership percentage	99.99%
Cementos Pacasmayo S.A.A. [Member]
Subsequent Event [Line Items]
Ownership percentage	50.01%